UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10247
                                                    ----------

                             GAM Avalon Galahad, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Joe Allessie, Esq.
                       Global Asset Management (USA) Inc.
                              135 East 57th Street
                               New York, NY 10002
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
                                                           -------------

                     Date of fiscal year end: March 31, 2004
                                             ---------------

                  Date of reporting period: September 30, 2003
                                           -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                             GAM AVALON GALAHAD, LLC

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
                                   (UNAUDITED)

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

Management's Discussion and Analysis                                           1
Schedule of Investments                                                        3
Statement of Financial Condition                                               4
Statement of Operations                                                        5
Statements of Changes in Members' Capital                                      6
Statement of Cash Flows                                                        7
Notes to Financial Statements                                               8-11

GAM AVALON GALAHAD, LLC
MANAGEMENT'S DISCUSSION & ANALYSIS

FUND MANAGEMENT
DAVID SMITH IS THE HEAD OF THE MULTI-MANAGER TEAM AND RESPONSIBLE FOR GAM'S GLOBAL AND EUROPEAN MULTI-MANAGER INVESTMENTS. PRIOR TO JOINING GAM IN MARCH 1998 HE WAS HEAD OF INVESTMENT RESEARCH AND MANAGEMENT AT BUCK CONSULTANTS. HE JOINED BUCK IN 1992 FROM THE ACTUARIAL INVESTMENT CONSULTANCY DIVISION OF A LEADING FIRM OF CONSULTANTS. DAVID RECEIVED A BA (HONS) IN ECONOMICS AND HAS ASSOCIATE QUALIFICATIONS FROM IIMR AND THE SECURITIES INSTITUTE.

The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in primarily European financial markets. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives. The Fund will not emphasize any particular countries or markets in Europe, and will allocate its assets both to Portfolio Managers based in Europe that invest in securities and financial markets both within and outside of Europe, and to Portfolio Managers based outside Europe that invest primarily in European markets.

REPORT TO MEMBERS

The Facts

                                      GAM Avalon
                                      Galahad LLC            MSCI Europe Index
                                   ---------------------------------------------
30th September, 2003                    USD$94.56                USD$973.87
                                                %                         %
January 1 to September 30, 2003             0.75%                    15.59%
April 1 to September 30, 2003               1.56%                    27.23%

Average annual total returns:
1 year to September 30, 2003               -0.62%                    28.18%
2 years to September 30, 2003              -1.39%                     2.08%
Since inception *                          -2.29%                    -7.05%

*Inception date - May 1, 2001

                          AVERAGE ANNUAL TOTAL RETURNS

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   GAM Avalon Galahad LLC          MSCI Europe Index
1 YEAR                     -0.62%                         28.18%
2 YEAR                     -1.39%                          2.08%
SINCE INCEPTION*           -2.29%                         -7.05%

* May 1, 2001 through September 30, 2003

                               ANNUAL PERFORMANCE
                      FOR THE FISCAL YEARS ENDING MARCH 31,

                               [GRAPHIC OMITTED]

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   GAM Avalon Galahad LLC          MSCI Europe Index
2003*                      1.56%                          27.23%
2003                      -4.46%                         -25.54%
2002**                    -2.54%                         -11.52%

*  Six months ended September 30, 2003
** May 1, 2001 through March 31, 2002

FUND REVIEW
For the six month period ending September 30, 2003, the Fund returned 1.56% against the MSCI Europe Index which was up 27.23%.

There are five underlying managers held in the Fund. The majority of the Fund is allocated to European Hedge managers. However, during this period a small allocation was made to a trading strategy. This new allocation has positively contributed to the Fund's performance over the period. During this period all but one of the European hedge funds contributed positively to the Fund's performance. Also during the period, one fund, which was not performing to our expectations, was sold and another fund is under review.

GAM Avalon Galahad, LLC
Schedule of Investments
September 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

                                                                        % OF
Fund Name                                COST         FAIR VALUE     NET ASSETS
---------------------               --------------  --------------  ------------

Crescendo European Fund Ltd.         $  3,925,000    $  4,306,126        30.12%
Thames River Kingsway Fund              3,540,000       3,629,296        25.38%
Sierra Europe LP                        2,965,000       2,859,736        20.00%
Maga Fund Ltd.                          1,830,000       1,877,444        13.13%
The Keynes Fund LP                      1,000,000       1,022,645         7.15%
                                    --------------  --------------   -----------

TOTAL                                $ 13,260,000    $ 13,695,247        95.78%
                                    ==============  ==============   ===========

Based on the information received from the portfolio funds, no individual investment of investment funds constituted 5% or more of net assets of GAM Avalon Galahad, LLC.

The  aggregate  cost  of  investments  for tax  purposes  was  $13,237,205.  Net unrealized appreciation on investments for tax purposes was $458,042 consisting of $490,676 of gross unrealized appreciation and $32,634 of gross unrealized depreciation.

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statement of Financial Condition
September 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

ASSETS
Investments in investment funds, at fair value (cost $13,260,000)                 $ 13,695,247
Investments paid in advance                                                            500,000
Cash and cash equivalents                                                              175,894
                                                                                 --------------
    TOTAL ASSETS                                                                    14,371,141
                                                                                 --------------
LIABILITIES
Accounting tax fees                                                                     21,286
Management fee                                                                          16,694
Administrative and accounting fees                                                      15,250
Printing fees                                                                            6,996
Investor servicing fees                                                                  4,254
Custody fees                                                                             3,933
Other accrued expenses                                                                   4,615
                                                                                 --------------
    TOTAL LIABILITIES                                                                   73,028
                                                                                 --------------
      NET ASSETS                                                                  $ 14,298,113
                                                                                 ==============
MEMBERS' CAPITAL
Represented by:
Net capital                                                                       $ 13,862,866
Net unrealized appreciation on investments in investment funds                         435,247
                                                                                 --------------
    MEMBERS' CAPITAL                                                              $ 14,298,113
                                                                                 ==============

    Net asset value per outstanding unit of limited liability company
      interest ($14,298,113 / 151,203 units outstanding)                          $      94.56
                                                                                 ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statement of Operations
Six months ended September 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest                                                                            $   2,782
                                                                                     -----------
EXPENSES
  Management fee (Note 3)                                                               143,106
  Administrative and accounting fees                                                     38,750
  Professional fees                                                                      23,446
  Investor servicing fees                                                                12,495
  Custody fees and expenses                                                               6,000
  Directors' fees                                                                         6,000
  Other                                                                                   3,830
                                                                                     -----------
    Gross expenses                                                                      233,627
    Fees waived (Note 3)                                                                (38,674)
                                                                                     -----------
    NET EXPENSES                                                                        194,953
                                                                                     -----------
    NET INVESTMENT LOSS                                                                (192,171)
                                                                                     -----------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS

    Net realized gain from investments in investment funds                               68,365
    Unrealized appreciation on investments in
      investment funds                                                                  343,114
                                                                                     -----------
    NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS IN INVESTMENT FUNDS               411,479
                                                                                     -----------

    NET INCREASE IN MEMBERS' CAPITAL DERIVED
      FROM INVESTMENT ACTIVITIES                                                      $ 219,308
                                                                                     ===========

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statements of Changes in Members' Capital
--------------------------------------------------------------------------------

                                                                                            September               March
                                                                                            2003 (a)               2003 (b)
                                                                                          --------------        --------------
FROM INVESTMENT ACTIVITIES
  Net investment loss                                                                      $   (192,171)         $   (389,993)
  Net realized gain from investments in investment funds                                         68,365                     -
  Net change in unrealized appreciation (depreciation) on investments
    in investment funds                                                                         343,114              (266,161)
                                                                                          --------------        --------------
      NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
        FROM INVESTMENT ACTIVITIES                                                              219,308              (656,154)
                                                                                          --------------        --------------
Members' capital transactions
  Proceeds from sale of 14,634 and 24,130 units of limited
    liability company interest to Members, respectively                                       1,364,470             2,300,220
  Cost of 12,289 and 18,951 units repurchased from Members, respectively                     (1,145,153)           (1,787,933)
                                                                                          --------------        --------------
      NET INCREASE IN MEMBERS' CAPITAL DERIVED
        FROM CAPITAL TRANSACTIONS                                                               219,317               512,287
                                                                                          --------------        --------------
      MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                13,859,488            14,003,355
                                                                                          --------------        --------------

      MEMBERS' CAPITAL AT END OF PERIOD                                                    $ 14,298,113          $ 13,859,488
                                                                                          ==============        ==============

(a) Six Months Ended September 30, 2003 (Unaudited)
(b) Fiscal Year Ended March 31, 2003

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Statement Of Cash Flows
Six months ended September 30, 2003
(Unaudited)
--------------------------------------------------------------------------------

CASH FLOWS USED IN OPERATING ACTIVITIES
  Net increase in Members' capital derived from investment activities             $    219,308
  Adjustments to reconcile net increase in Members' capital derived from investment activities to net cash used in operating activities:
    Redemption of investments in investment funds                                    2,143,365
    Purchases of investments in investment funds                                    (2,000,000)
    Net unrealized appreciation on investment funds                                   (343,114)
    Net realized gain on investments in investment funds                               (68,365)
    Decrease in investments paid in advance                                           (500,000)
    Decrease in management fee                                                         (12,857)
    Decrease in accrued expenses                                                       (12,621)
                                                                                 --------------
      NET CASH USED IN OPERATING ACTIVITIES                                           (574,284)
                                                                                 --------------
CASH FLOWS FROM FINANCING ACTIVITIES
    Capital contributions                                                            1,364,470
    Capital redemptions                                                             (1,209,622)
                                                                                 --------------
      NET CASH PROVIDED BY FINANCING ACTIVITIES                                        154,848
                                                                                 --------------
      NET DECREASE IN CASH                                                            (419,436)

        Cash at beginning of period                                                    595,330
                                                                                 --------------
        Cash at end of period                                                     $    175,894
                                                                                 ==============

The accompanying notes are an integral part of these financial statements.

GAM Avalon Galahad, LLC
Notes to Financial Statements
(Unaudited)
--------------------------------------------------------------------------------

    1.   ORGANIZATION

         GAM Avalon Galahad, LLC, (the "Fund"), was organized as a limited partnership under the laws of Delaware on August 22, 2000 and converted to a limited liability company on January 11, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to achieve long-term capital appreciation with diversification of risk from investments in primarily European financial markets. The Fund will use Portfolio Managers using a wide range of investment styles that may include investments in stocks, bonds, options, futures and other financial derivatives. The Fund will not emphasize any particular countries or markets in Europe, and will allocate its assets both to Portfolio
         Managers based in Europe that invest in securities and financial markets both within and outside of Europe, and to portfolio managers based outside Europe that invest primarily in European markets.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage the Fund, including authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have delegated GAM USA Inc., a Delaware corporation and Advisor of the Fund (the "Advisor"), to provide investment advice regarding the selection of the investment funds and the responsibility of the day-to-day management of the Fund.

         The Advisor, owning 250 units, is a wholly-owned subsidiary of GAM Holding AG, which is an indirect wholly-owned subsidiary of UBS AG. The Advisor is registered as an investment advisor under the Investment Advisors Act of 1940, as amended.

         GAM International Management Limited, a limited company organized under the laws of the United Kingdom, serves as an investment consultant to the Fund.

         GAM Services Inc. (the "Selling Agent"), a wholly-owned subsidiary of the Advisor, acts as the Selling Agent for the Fund. The Selling Agent may appoint additional placement agents ("Placement agent") to assist in the placement of units.

    2.   SIGNIFICANT ACCOUNTING POLICIES

         A.   PORTFOLIO VALUATION

         The net asset value of the Fund is determined as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. A fiscal period typically begins on the first business day and ends on the last business day of each month.

         The financial statements include investments valued at $13,695,247 (95.78% of members' capital), whose values have been estimated by the Advisor in the absence of readily ascertainable market values.
         Investments in limited partnerships are carried at the Fund's proportionate share of the total equity in the investee partnership and investments in offshore corporations and mutual funds are valued at the net asset value per share as of the close of business on September 30, 2003. However, because of the inherent uncertainty of valuation, those estimated values may differ from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

GAM Avalon Galahad, LLC
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

         B.   INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  investment  fund   transactions  are  calculated  on  the
         identified cost basis.

         C.   FUND EXPENSES

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.   INCOME TAXES

         No provision for the payment of federal, state or local income taxes has been provided on the profits of the Fund. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.   CASH AND CASH EQUIVALENTS

         The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At September 30, 2003, $175,894 in cash and cash equivalents was held at PFPC Trust Co.

         F.   USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Advisor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    3.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         The Advisor provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for the services of the Advisor, the Fund pays the Advisor a monthly management fee of 2% per annum of net assets, as of the end of business on the last day of each month.

         The Advisor has agreed to reimburse the Fund for any expenses in excess of 2.75% of average net assets. As of September 30, 2003 the Advisor waived $38,674 in Fund expenses.

         The Selling Agent and Placement Agents are entitled to receive a front-end sales charge in an amount up to 5% of the gross investment in the Fund, subject to a minimum charge of 1%. Sales charges may be adjusted or waived at the sole discretion of the Selling Agent or Placement Agent. The sales charge will be added to the subscription amount and will not constitute part of the capital contribution to the Fund or part of the assets of the Fund.

         Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $3,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

GAM Avalon Galahad, LLC
Notes to Financial Statements (continued)
(Unaudited)
--------------------------------------------------------------------------------

    4.   MEMBER'S CAPITAL

         As of the last business day of each month, any net profit or net loss for the fiscal period is allocated among and credited to or debited against the Capital Accounts of the Members in accordance with their respective Fund Percentages for such fiscal period. The Fund Percentage of a Member for a fiscal period shall be determined by dividing the balance of the Member's Capital Account as of the commencement of such fiscal period by the sum of the Capital Accounts of all of the Members as of the commencement of such fiscal period. The sum of the Fund Percentages of all Members for each Fiscal Period shall equal 100%.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Advisor may determine. The Fund reserves the right to reject any application for interests in the Fund.

         The Directors of the Fund, from time to time and in their complete and exclusive discretion, may determine to repurchase units from Members, including the Advisor, pursuant to written tenders by Members on such terms and conditions as the Directors may determine. The Advisor expects that generally it will recommend to the Directors that the Fund offers to repurchase units from Members two times each year, in June and December. The units redeemed during the periods ended September 30, 2003 and March 31, 2003 pursuant to such tenders are shown in the Statements of Changes in Members' Capital. No person may become a substituted Member without the written consent of the Advisor, which consent may be withheld for any reason in the Advisor's sole and absolute discretion. Units may be transferred only (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member or (ii) with the written consent of the Advisor.

    5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund.

    6.   INVESTMENT TRANSACTIONS

         Purchases and sales of investment funds for the six months ended September 30, 2003 aggregated $2,000,000 and $2,143,365, respectively.

    7.   INDEMNIFICATIONS

         In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

GAM Avalon Galahad, LLC
Notes to Financial Statements (continued)

    8.   FINANCIAL HIGHLIGHTS

                                                     September          March            March
                                                      2003 (a)         2003 (b)         2002 (c)
                                                     ----------       ----------       ----------
    Per unit operating performance (d)
    (For a unit of members' capital
    outstanding throughout the period):
    Net asset value, beginning of period              $  93.11         $  97.46         $ 100.00
                                                     ----------       ----------       ----------
    INCOME FROM INVESTMENT OPERATIONS:
    Net investment loss                                  (1.27)           (2.59)           (5.27)
    Net unrealized gain (loss)
    on investment transactions                            2.72            (1.76)            2.73
                                                     ----------       ----------       ----------
    Total from investment operations                      1.45            (4.35)           (2.54)
                                                     ----------       ----------       ----------
    Net asset value, end of period                    $  94.56         $  93.11         $  97.46
                                                     ==========       ==========       ==========

    TOTAL RETURN (e)                                      1.56%           (4.46%)          (2.54%)


    SUPPLEMENTAL DATA:
    Net assets, end of period (000)                   $ 14,298         $ 13,859         $ 14,003
    RATIO TO AVERAGE NET ASSETS:
      Expenses, before waivers (f)                        3.28% (g)        3.36%            7.07% (g)
      Expenses, net of waivers (f)                        2.74% (g)        2.73%            6.31% (g)
      Net investment loss                                (2.70%)(g)       (2.72%)          (6.24%)(g)
    Portfolio turnover rate                              15.45%           11.58%            0.00%

-------------
(a) Six Months Ended September 30, 2003 (Unaudited)
(b) Fiscal Year ended March 31, 2003
(c) Period from May 1, 2001 (commencement of operations) to Fiscal Year Ended March 31, 2002
(d) Based on average weighted units outstanding
(e) Not annualized for periods less than a year
(f) Expense ratios of investment funds are not included in the expense ratio
(g) Annualized for periods less than one year

ITEM 2.  CODE OF ETHICS.

Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                    GAM AVALON GALAHAD, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date                       DECEMBER 2, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ Burkhard Poschadel
                         -------------------------------------------------------
                           Burkhard Poschadel, Chairman
                           (principal executive officer)

Date                       DECEMBER 2, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Kevin Blanchfield
                         -------------------------------------------------------
                           Kevin Blanchfield, Vice President & Treasurer (principal financial officer)

Date                       November 28, 2003
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.